OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 79	$ 218
Prepaid expenses	604	558
Rent and motor leasing deposits	61	47
Others	43	78
Total other accounts receivable and prepaid expenses	$ 787	$ 901